EQUITY - Additional information (Details)					12 Months Ended
	Feb. 27, 2020 PEN (S/) S/ / shares	Feb. 27, 2019 PEN (S/)	Feb. 28, 2018 PEN (S/)	Feb. 22, 2017 PEN (S/)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 PEN (S/) S/ / shares shares	Dec. 31, 2019 PEN (S/) shares	Sep. 25, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2017 PEN (S/) shares	Oct. 25, 2017 USD ($)	Oct. 25, 2017 PEN (S/)
Disclosure of equity [Line Items]
Number of shares issued | shares											94,382,317		94,382,317	94,382,317
Par value per share | $ / shares					$ 5		$ 5		$ 5
Purchase of treasury shares | $					$ 31,000,000		$ 29,300,000		$ 21,900,000.00000
Description of significant restrictions on entity's statutory reserve					required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits	required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits
Statutory reserve											S/ 6,236,500,000		S/ 5,179,000,000	S/ 4,480,300,000
Increase (decrease) through transfer to statutory reserve, equity		S/ 1,858,800,000	S/ 2,933,600,000	S/ 2,355,000,000
Dividends paid, classified as financing activities					$ 481,215,000	S/ 1,595,229,000	$ 343,292,000	S/ 1,130,427,000	$ 298,114,000	S/ 979,989,000
Dividends paid, ordinary shares per share | S/ / shares						S/ 20.0000		S/ 14.1726		S/ 12.2865
Withholding tax rate					5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Capital commitments											S/ 25,732,000,000		S/ 25,063,900,000.00000
Increase of capital requirement						S/ 4,151,600,000		S/ 4,658,100,000
Interim dividend payable												S/ 638,400,000			$ 386,500,000	S/ 1,252,300,000
Date of dividend paid									November 2017	November 2017
Non adjusting Event Member [Member]
Disclosure of equity [Line Items]
Dividends paid, classified as financing activities	S/ 2,831,500,000
Dividends recognised as distributions to owners per share | S/ / shares	S/ 30.00
Date on which dividend will be paid	May 08, 2020
Group [Member]
Disclosure of equity [Line Items]
Purchase of number of treasury shares | shares					129,807	129,807	133,750	133,750	132,110	132,110